Subsequent Event (Details) (New Notes, USD $) In Millions, unless otherwise specified	0 Months Ended
Feb. 12, 2013
Subsequent event
Interest rate (as a percent)	7.625%
Subsequent event
Subsequent event
Interest rate (as a percent)	7.625%
Aggregate principal amount	$ 220.0
Premium on issue of debt (as a percent)	106.375%
Aggregate total amount of proceeds	$ 230.0